Commitments and Contingencies - Summary of Operating Lease Commitments (Details) (Sound Concepts Inc.) - Sound Concepts, Inc. [Member]	Nov. 30, 2018 USD ($)
2018	$ 20,000
2019	373,000
2020	348,000
2021	340,000
2022	304,000
2023	313,000
Total	$ 1,698,000